Costs (Tables)	12 Months Ended
Dec. 31, 2023
Costs
Schedule of information about purchase, services and other charges
(€ million)	2023	2022	2021
Production costs - raw, ancillary and consumable materials and goods	58,170	85,139	41,174
Production costs - services	11,512	10,303	10,646
Lease expense and other	1,432	2,301	1,233
Net provisions for contingencies	1,369	2,985	707
Other expenses	1,746	2,069	1,983
	74,229	102,797	55,743
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(367)	(246)	(185)
- capitalized direct costs associated with self-constructed assets - intangible assets	(26)	(22)	(9)
	73,836	102,529	55,549

Schedule of information about payroll and related costs
(€ million)	2023	2022	2021
Wages and salaries	2,427	2,311	2,182
Social security contributions	497	465	455
Cost related to employee benefit plans	156	174	165
Other costs	196	194	204
	3,276	3,144	3,006
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(131)	(120)	(111)
- capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(9)	(7)
	3,136	3,015	2,888

Schedule of information about average number of employees
	2023		2022		2021
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	944	19	957	19	966	18
Junior managers	9,157	84	9,084	80	9,143	78
Employees	15,810	420	15,517	420	15,747	380
Workers	5,937	294	6,074	288	5,476	284
	31,848	817	31,632	807	31,332	760

Schedule of information about compensation of key management personnel
(€ million)	2023	2022	2021
Wages and salaries	35	37	29
Post-employment benefits	3	3	3
Other long-term benefits	19	17	15
Indemnities upon termination of employment		9
	57	66	47